RJR Guaranteed Unsecured Notes Condensed Consolidating Financial Statements (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statements of Comprehensive Income
Net income	$ 304	$ 394	$ 327	$ 381	$ 262	$ 400	$ 359	$ 100	$ 1,406	$ 1,121	$ 955
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									(144)	(78)	274
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									(12)	21	4
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(8)	(8)	3
Comprehensive income									1,242	1,056	1,236
RAI [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									1,406	1,121	955
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									(144)	(78)	274
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									(12)	21	4
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(8)	(8)	3
Comprehensive income									1,242	1,056	1,236
Guarantors [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									1,603	1,256	1,095
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									(141)	(80)	274
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									(12)	21	4
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(8)	(8)	3
Comprehensive income									1,442	1,189	1,376
Non-Guarantors [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									9	(78)	23
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									6	(1)
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(11)	(17)	10
Comprehensive income									4	(96)	33
Eliminations [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									(1,612)	(1,178)	(1,118)
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									135	81	(274)
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									12	(21)	(4)
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									19	25	(13)
Comprehensive income									(1,446)	(1,093)	(1,409)
Subsidiaries [Member] | RAI [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									1,406	1,121	955
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									(144)	(78)	274
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									(12)	21	4
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(8)	(8)	3
Comprehensive income									1,242	1,056	1,236
Subsidiaries [Member] | Issuer [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									1,392	1,083	971
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									(153)	(56)	275
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									(11)	21	4
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(9)	(8)	3
Comprehensive income									1,219	1,040	1,253
Subsidiaries [Member] | Guarantors [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									1,344	1,026	937
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									(158)	(56)	275
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									1	17	(7)
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(9)	(8)	3
Comprehensive income									1,178	979	1,208
Subsidiaries [Member] | Non-Guarantors [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									228	93	149
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									18	(25)	(1)
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(11)	(17)	9
Comprehensive income									235	51	157
Subsidiaries [Member] | Eliminations [Member]
Condensed Consolidating Statements of Comprehensive Income
Net income									(2,964)	(2,202)	(2,057)
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									293	137	(549)
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									10	(38)	3
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									29	33	(15)
Comprehensive income									$ (2,632)	$ (2,070)	$ (2,618)